united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Income Plus Fund
Class A Shares: HCMEX
Investor Class Shares: HCMKX

Annual Report
June 30, 2017

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

We are pleased to present you with the HCM Tactical Growth Fund Annual Report for year ended June 30, 2017.

The HCM Tactical Growth Fund can take highly concentrated positions in specific market sectors, which can at times cause additional volatility with respect to the index and the broad market. Occasionally, these concentrated positions can lead to slight underperformance versus the benchmark, however, we believe this strategy may allow us to add excess return over the long run. This year, the fund’s performance was marketable above its benchmark, producing nice gains for our investors.

President Donald Trump’s unexpected victory led to significant market shifts, including higher stock prices and lower bond prices. Within the stock market, financials and cyclicals outperformed, while defensive sectors such as consumer staples underperformed. The United States economy slowed to a 0.7% annualized growth rate in the first quarter, though growth is expected to improve through the remainder of 2017. The Federal Reserve is expected to raise interest rates at its June meeting and again later in 2017 and into 2018, with discussions related to the central bank’s $4.5 trillion balance sheet ongoing. Consumer and producer prices are increasing at a roughly 2% annualized rate, and wage gains are beginning to accelerate as the economy reaches full employment. Stronger economic growth could have an outsized impact on profitability for firms exposed to consumer discretionary spending in industries where capacity is relatively fixed in the short term, including our airline and cruise line holdings.

Looking ahead, the ability of the Trump administration and Congressional Republicans to enact tax reform, reduce regulations, increase infrastructure investment, and repeal and replace the Affordable Care Act are likely to remain front and center in the minds of U.S. investors. The House narrowly passed legislation to repeal and replace the Affordable Care Act, though it is difficult to predict how any new system might compare to the status quo. On tax reform, investors are relatively optimistic with respect to a reduction in the corporate tax rate and a repatriation holiday on profits earned abroad. This is partially offset by the uncertain implications of any potential enactment of a “border adjustment” tax.

The U.S. economy seems to be on firm footing despite the weak first quarter GDP reading. Visa has noted that consumer spending growth on payment cards in the United States has broadened over the past 18 months, with increased participation further down the socioeconomic ladder and in less densely populated areas of the country. After a long hiatus, U.S. consumer card balances have begun to increase as consumers gain greater confidence in their financial prospects.

The HCM-BuyLine® is positive and any pullback should be seen as a buying opportunity. The HCM-BuyLine® is our proprietary tool designed to mitigate downside risk. It is a disciplined strategy that takes the emotion out of investing. Driven by mathematical market ratios, the model attempts to avoid major market downturns by moving out of equities while seeking to take advantage of market upturns.

Thank you for being a shareholder of the HCM Tactical Growth Fund.

Sincerely,

The HCM Tactical Growth Fund

Dividend Sector Fund NLD Code: 5653-NLD-09/08/2017

We are pleased to present you with the HCM Divided Sector Plus Fund Annual Report for the year ended June 30, 2017.

The HCM Divided Sector Plus Fund this year was very satisfying, as the performance was well above its benchmark. The fund takes positions in dividend-paying, large-cap stocks in each of the 10 major market industry sectors. The Fund can also utilize up to 33% leverage at the manager’s discretion in an effort to increase returns.

President Donald Trump’s unexpected victory led to significant market shifts, including higher stock prices and lower bond prices. Within the stock market, financials and cyclicals outperformed, while defensive sectors such as consumer staples underperformed. The United States economy slowed to a 0.7% annualized growth rate in the first quarter, though growth is expected to improve through the remainder of 2017. The Federal Reserve is expected to raise interest rates at its June meeting and again later in 2017 and into 2018, with discussions related to the central bank’s $4.5 trillion balance sheet ongoing. Consumer and producer prices are increasing at a roughly 2% annualized rate, and wage gains are beginning to accelerate as the economy reaches full employment. Stronger economic growth could have an outsized impact on profitability for firms exposed to consumer discretionary spending in industries where capacity is relatively fixed in the short term, including our airline and cruise line holdings.

Looking ahead, the ability of the Trump administration and Congressional Republicans to enact tax reform, reduce regulations, increase infrastructure investment, and repeal and replace the Affordable Care Act are likely to remain front and center in the minds of U.S. investors. The House narrowly passed legislation to repeal and replace the Affordable Care Act, though it is difficult to predict how any new system might compare to the status quo. On tax reform, investors are relatively optimistic with respect to a reduction in the corporate tax rate and a repatriation holiday on profits earned abroad. This is partially offset by the uncertain implications of any potential enactment of a “border adjustment” tax.

The U.S. economy seems to be on firm footing despite the weak first quarter GDP reading. Visa has noted that consumer spending growth on payment cards in the United States has broadened over the past 18 months, with increased participation further down the socioeconomic ladder and in less densely populated areas of the country. After a long hiatus, U.S. consumer card balances have begun to increase as consumers gain greater confidence in their financial prospects.

The HCM-BuyLine® is positive and any pullback should be seen as a buying opportunity. The HCM-BuyLine® is our proprietary tool designed to mitigate downside risk. It is a disciplined strategy that takes the emotion out of investing. Driven by mathematical market ratios, the model attempts to avoid major market downturns by moving out of equities while seeking to take advantage of market upturns.

Thank you for being a shareholder of the HCM Divided Sector Plus Fund.

Sincerely,

The HCM Divided Sector Plus Fund

Dividend Sector Fund NLD Code: 5653-NLD-09/08/2017

We are pleased to present you with the HCM Income Plus Fund Annual Report for the year ended June 30, 2016.

The HCM Income Plus Fund, with less than a year of operating history, has been satisfying so far as the performance is above its benchmark, even with the short history. Despite two rate increases since inception, we have been able to allocate to different areas of the market to limit volatility.

President Donald Trump’s unexpected victory led to significant market shifts, including higher stock prices and lower bond prices. Within the stock market, financials and cyclicals outperformed, while defensive sectors such as consumer staples underperformed. The United States economy slowed to a 0.7% annualized growth rate in the first quarter, though growth is expected to improve through the remainder of 2017. The Federal Reserve is expected to raise interest rates at its June meeting and again later in 2017 and into 2018, with discussions related to the central bank’s $4.5 trillion balance sheet ongoing. Consumer and producer prices are increasing at a roughly 2% annualized rate, and wage gains are beginning to accelerate as the economy reaches full employment. Stronger economic growth could have an outsized impact on profitability for firms exposed to consumer discretionary spending in industries where capacity is relatively fixed in the short term, including our airline and cruise line holdings.

Looking ahead, the ability of the Trump administration and Congressional Republicans to enact tax reform, reduce regulations, increase infrastructure investment, and repeal and replace the Affordable Care Act are likely to remain front and center in the minds of U.S. investors. The House narrowly passed legislation to repeal and replace the Affordable Care Act, though it is difficult to predict how any new system might compare to the status quo. On tax reform, investors are relatively optimistic with respect to a reduction in the corporate tax rate and a repatriation holiday on profits earned abroad. This is partially offset by the uncertain implications of any potential enactment of a “border adjustment” tax.

The U.S. economy seems to be on firm footing despite the weak first quarter GDP reading. Visa has noted that consumer spending growth on payment cards in the United States has broadened over the past 18 months, with increased participation further down the socioeconomic ladder and in less densely populated areas of the country. After a long hiatus, U.S. consumer card balances have begun to increase as consumers gain greater confidence in their financial prospects.

Thank you for being a shareholder of the HCM Income Plus Fund.

Sincerely,

The HCM Income Plus Fund

Dividend Sector Fund NLD Code: 5653-NLD-09/08/2017

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, compared to its benchmarks:

		Annualized
		Inception** -
	One Year	June 30, 2017
HCM Tactical Growth Fund – Class A	33.03%	5.92%
HCM Tactical Growth Fund – Class A with load	25.43%	3.80%
HCM Tactical Growth Fund – Class I	32.99%	5.91%
HCM Tactical Growth Fund – Class R	32.99%	5.91%
HCM Tactical Growth Fund – Investor Class	32.11%	5.38%
S&P 500 Total Return Index ***	17.90%	9.66%
HFRX Equity Hedge Index****	8.07%	2.27%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The returns would have been lower had the Advisor not waived its fees. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.75% for Class A shares and 3.50% for Investor Class per the November 1, 2016 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.66% for Class I shares and 2.76% for Class R shares per the July 8, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2017

The Fund’s top holdings by industry sector and investment type as of June 30, 2017 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity Funds	78.50%

Common Stocks
Consumer, Non-cyclical	4.10%
Consumer, Cyclical	2.70%
Communications	2.40%
Financial	1.90%
Utilities	1.80%
Energy	1.70%
Basic Materials	1.40%
Technology	1.10%
Industrial	0.70%
Short Term Investment	3.40%
Other Assets Less Liabilities	0.30%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, compared to its benchmark:

		Annualized
		Inception** -
	One Year	June 30, 2017
HCM Dividend Sector Plus Fund – Class A	25.37%	15.77%
HCM Dividend Sector Plus Fund – Class A with load	18.15%	12.83%
HCM Dividend Sector Plus Fund – Class I	25.37%	15.77%
HCM Dividend Sector Plus Fund – Class R	25.37%	15.77%
HCM Dividend Sector Plus Fund – Class A1	25.27%	15.73%
HCM Dividend Sector Plus Fund – Class A1 with load	18.06%	12.79%
HCM Dividend Sector Plus Fund – Investor Class	24.49%	15.02%
S&P 500 Total Return Index ***	17.90%	10.06%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.25% for Class A shares, 2.40% for Class A1 shares, and 3.00% for Investor Class shares per the November 1, 2016 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.51% for Class I shares and 2.36% for Class R shares per the March 3, 2015 prospectus. Class A and Class A1 shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2017

The Fund’s top industry sector and investment type as of June 30, 2017 are as follows:

Industry Sector/Investment Type	% of Net Assets
Common Stocks
Consumer, Non-cyclical	25.8%
Consumer, Cyclical	17.0%
Financial	13.5%
Basic Materials	12.6%
Utilities	12.6%
Energy	12.2%
Communications	12.0%
Industrial	10.5%
Technology	7.0%
Short Term Investment	2.4%
Liabilities in Excess of Other Assets	(25.6)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, compared to its benchmark:

Inception** -
June 30, 2017
HCM Income Plus Fund – Class A	4.11%
HCM Income Plus Fund – Class A with load	(1.88)%
HCM Income Plus Fund – Investor Class	3.72%
Bloomberg Barclays US Aggregate Bond Index ***	1.11%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 1.89% for Class A shares, 2.64% for Investor Class shares, per the November 1, 2016 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is November 9, 2016.

***	The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2017

The Fund’s top industry sector and investment type as of June 30, 2017 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Debt Funds	42.6%
Equity Funds	39.8%
Asset Allocation Fund	14.6%
Short Term Investment	2.9%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Fair Value
	COMMON STOCKS - 17.8%
	AGRICULTURE - 0.4%
2,805	Altria Group, Inc.	$208,888

	AIRLINES - 1.3%
4,778	American Airlines Group, Inc.	240,429
4,522	Delta Air Lines, Inc.	243,012
2,939	United Continental Holdings, Inc. *	221,160
		704,601
	BANKS - 0.4%
4,298	Bank of New York Mellon Corp.	219,284

	BEVERAGES - 0.3%
2,090	Dr Pepper Snapple Group, Inc.	190,420

	BIOTECHNOLOGY - 0.4%
3,040	Gilead Sciences, Inc.	215,171

	CHEMICALS - 1.1%
2,523	Eastman Chemical Co.	211,907
2,293	LyondellBasell Industries N.V.	193,506
3,208	The Dow Chemical Co.	202,329
		607,742
	COMMERCIAL SERVICES - 0.3%
1,585	United Rentals, Inc. *	178,645

	COMPUTERS - 1.1%
11,099	Hewlett Packard Enterprise Co.	184,133
11,763	HP, Inc.	205,617
5,023	NetApp, Inc.	201,171
		590,921
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
4,945	Franklin Resources, Inc.	221,487

	ELECTRIC - 1.8%
3,685	Ameren Corp.	201,459
7,221	CenterPoint Energy, Inc.	197,711
2,523	Edison International	197,274
5,603	Exelon Corp.	202,100
5,426	PPL Corp.	209,769
		1,008,313
	ELECTRONICS - 0.4%
7,568	Corning, Inc.	227,418

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Shares		Fair Value
	FOOD - 0.7%
6,779	The Kroger Co.	$158,086
6,084	Whole Foods Market, Inc.	256,197
		414,283
	HEALTHCARE - PRODUCTS - 0.4%
3,834	Baxter International, Inc.	232,110

	HEALTHCARE - SERVICES - 1.2%
1,214	Anthem, Inc.	228,390
2,841	Centene Corp. *	226,939
2,285	HCA Healthcare *	199,252
		654,581
	HOUSEHOLD PRODUCTS/WARES - 0.4%
2,546	Avery Dennison Corp.	224,990

	INSURANCE - 1.1%
2,759	Aflac, Inc.	214,319
2,139	Assurant, Inc.	221,793
1,217	Berkshire Hathaway, Inc.*	206,123
		642,235
	INTERNET - 0.4%
5,931	eBay, Inc. *	207,111

	IRON/STEEL - 0.3%
3,404	Nucor Corp.	196,989

	MEDIA - 0.6%
6,984	Discovery Communications, Inc. - Series A *	180,397
7,134	Discovery Communications, Inc. - Series C *	179,848
		360,245
	OIL & GAS - 1.7%
3,990	Marathon Petroleum Corp.	208,797
7,184	Murphy Oil Corp.	184,126
2,476	Tesoro Corp.	231,754
15,666	Transocean Ltd. *	128,931
3,096	Valero Energy Corp.	208,856
		962,464
	RETAIL - 1.4%
5,194	Bed Bath & Beyond, Inc.	157,898
4,194	Best Buy Co., Inc.	240,442
8,408	Gap, Inc.	184,892
2,776	Wal-Mart Stores, Inc.	210,088
		793,320

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Shares		Fair Value
	TELECOMMUNICATIONS - 1.4%
5,026	AT&T, Inc.	$189,631
8,180	CenturyLink, Inc.	195,338
3,440	Level 3 Communications, Inc. *	203,992
4,166	Verizon Communications, Inc.	186,054
		775,015
	TRANSPORTATION - 0.3%
2,637	Ryder System, Inc.	189,811

	TOTAL COMMON STOCKS (Cost $9,177,720)	10,026,044

	EXCHANGE TRADED FUNDS - 78.5%
	EQUITY FUNDS - 78.5%
76,989	iShares Russell 2000 Growth ETF	12,993,433
44,753	PowerShares QQQ ETF	6,159,803
104,194	ProShares Ultra QQQ	12,015,652
144,404	ProShares Ultra S&P500	12,916,938
	TOTAL EXCHANGE TRADED FUNDS (Cost $35,256,848)	44,085,826

	SHORT-TERM INVESTMENT - 3.4%
	MONEY MARKET FUND - 3.4%
1,896,187	BlackRock Liquidity Funds FedFund Portfolio, 0.40% + (Cost $1,896,187)	1,896,187

	TOTAL INVESTMENTS - 99.7% (Cost $46,330,755) (a)	$56,008,057
	OTHER ASSETS LESS LIABILITIES - 0.3%	172,352
	NET ASSETS - 100.0%	$56,180,409

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,791,614 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$10,073,285
Unrealized Depreciation:	(856,842)
Net Unrealized Appreciation:	$9,216,443

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

*	Non-income producing security.

ETF - Exchange Traded Fund.

N.V. - Naamloze Vennootschap.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Fair Value
	COMMON STOCKS - 123.2%
	AEROSPACE/DEFENSE - 2.8%
33,995	The Boeing Co.	$6,722,511

	AGRICULTURE - 7.7%
84,623	Altria Group, Inc. ^	6,301,875
53,466	Philip Morris International, Inc. ^	6,279,582
95,574	Reynolds American, Inc. ^	6,216,133
		18,797,590
	AIRLINES - 2.9%
130,692	Delta Air Lines, Inc. ^	7,023,388

	AUTO MANUFACTURER - 4.9%
523,335	Ford Motor Co. ^	5,856,118
172,418	General Motors Co. ^	6,022,561
		11,878,679
	BEVERAGES - 2.3%
62,271	Dr Pepper Snapple Group, Inc.	5,673,511

	BIOTECHNOLOGY - 7.7%
36,983	Amgen, Inc.	6,369,582
22,261	Biogen, Inc. *	6,040,745
89,491	Gilead Sciences, Inc. ^	6,334,173
		18,744,500
	CHEMICALS - 7.4%
75,039	Eastman Chemical Co. ^	6,302,526
67,377	LyondellBasell Industries N.V. ^	5,685,945
95,503	The Dow Chemical Co. ^	6,023,374
		18,011,845
	COMMERCIAL SERVICES - 2.5%
48,008	Cintas Corp.	6,050,928

	COMPUTERS - 4.5%
336,743	HP, Inc. ^	5,886,268
132,873	Seagate Technology PLC ^	5,148,829
		11,035,097
	DIVERSIFIED FINANCIAL SERVICE - 5.6%
196,061	Invesco Ltd.	6,899,387
409,476	Navient Corp. ^	6,817,775
		13,717,162
	ELECTRIC - 12.5%
539,315	AES Corp.	5,991,790
218,984	CenterPoint Energy, Inc. ^	5,995,782
73,564	Duke Energy Corp. ^	6,149,215
168,634	Exelon Corp. ^	6,082,628
161,151	PPL Corp.	6,230,098
		30,449,513

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Shares		Fair Value
	ELECTRONICS - 2.7%
222,210	Corning, Inc.	$6,677,410

	FOREST PRODUCTS & PAPER - 2.8%
118,415	International Paper Co.	6,703,473

	HEALTHCARE - PRODUCTS - 2.8%
66,091	Varian Medical Systems, Inc. *	6,819,930

	INSURANCE - 7.9%
83,134	Aflac, Inc.	6,457,849
62,793	Assurant, Inc.	6,511,006
56,752	Prudential Financial, Inc.	6,137,161
		19,106,016
	IRON/STEEL - 2.4%
101,527	Nucor Corp.	5,875,367

	MISCELLANEOUS MANUFACTURER - 2.6%
81,279	Eaton Corp PLC	6,325,945

	OFFICE & BUSINESS EQUIPMENT - 2.5%
207,324	Xerox Corp.	5,956,419

	OIL & GAS - 9.8%
92,491	Helmerich & Payne, Inc. ^	5,025,961
96,089	Occidental Petroleum Corp.	5,752,849
74,500	Tesoro Corp. ^	6,973,200
91,622	Valero Energy Corp. ^	6,180,820
		23,932,830
	PHARMACEUTICALS - 2.8%
92,632	AbbVie, Inc. ^	6,716,746

	PIPELINES - 2.4%
110,187	ONEOK, Inc. ^	5,747,354

	RETAIL - 9.3%
152,625	Kohls Corp. ^	5,902,009
208,475	Macy’s, Inc.	4,844,959
249,663	The Gap, Inc. ^	5,490,089
83,179	Wal-Mart Stores, Inc. ^	6,294,987
		22,532,044
	TELECOMMUNICATIONS - 12.0%
147,115	AT&T, Inc. ^	5,550,649
253,980	CenturyLink, Inc. ^	6,065,042
179,884	Cisco Systems, Inc. ^	5,630,369
104,879	Level 3 Communications, Inc. * ^	6,219,325
124,909	Verizon Communications, Inc. ^	5,578,436
		29,043,821

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Shares		Fair Value
	TRANSPORTATION - 2.4%
81,453	Ryder System, Inc. ^	$5,862,987

	TOTAL COMMON STOCKS (Cost $283,436,328)	299,405,066

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
5,941,736	BlackRock Liquidity Funds FedFund Portfolio, 0.40% + (Cost $5,941,736)	5,941,736

	TOTAL INVESTMENTS - 125.6% (Cost $289,378,064) (a)	$305,346,802
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.6)%	(62,300,864)
	NET ASSETS - 100.0%	$243,045,938

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $289,991,949 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$21,991,983
Unrealized Depreciation:	(6,637,130)
Net Unrealized Appreciation:	$15,354,853

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

*	Non-income producing security.

^	All or a portion of this security is segregated as collateral for the Line of Credit as of June 30, 2017. These securities amounted to $175,069,159.

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

See accompanying notes to financial statements.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.0%
	ASSET ALLOCATION FUND - 14.6%
210,484	SPDR Bloomberg Barclays Convertible Securities ETF	$10,444,216

	DEBT FUNDS - 42.6%
75,069	iShares Core U.S. Aggregate Bond ETF	8,220,806
112,373	iShares iBoxx $High Yield Corporate Bond ETF	9,932,649
138,421	iShares US Preferred Stock ETF	5,421,951
245,372	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	6,863,055
		30,438,461
	EQUITY FUNDS - 39.8%
230,945	ALPS Sector Dividend Dogs ETF	9,854,423
75,428	iShares US Utilities ETF	9,807,903
109,626	WisdomTree SmallCap Dividend ETF	8,822,701
		28,485,027

	TOTAL EXCHANGE TRADED FUNDS (Cost $68,226,128)	69,367,704

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
2,069,659	BlackRock Liquidity Funds FedFund Portfolio, 0.40% + (Cost $2,069,659)	2,069,659

	TOTAL INVESTMENTS - 99.9% (Cost $70,295,787) (a)	$71,437,363
	OTHER ASSETS LESS LIABILITIES - 0.1%	90,395
	NET ASSETS - 100.0%	$71,527,758

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,295,787 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,392,727
Unrealized Depreciation:	(251,151)
Net Unrealized Appreciation:	$1,141,576

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2017

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
ASSETS
Investment securities:
At cost	$46,330,755	$289,378,064	$70,295,787
At fair value	$56,008,057	$305,346,802	$71,437,363
Receivable for Fund shares sold	201,127	889,403	259,778
Dividends and interest receivable	37,235	763,829	73,168
Prepaid expenses	35,720	134,048	7,064
TOTAL ASSETS	56,282,139	307,134,082	71,777,373

LIABILITIES
Line of Credit Payable	—	63,736,445	—
Payable for Fund shares redeemed	6,983	1,036	155,882
Investment advisory fees payable	45,285	227,761	50,668
Distribution (12b-1) fees payable	13,870	62,374	10,271
Payable to related parties	12,933	16,428	8,022
Dividends payable	—	8,665	—
Accrued expenses and other liabilities	22,659	35,435	24,772
TOTAL LIABILITIES	101,730	64,088,144	249,615
NET ASSETS	$56,180,409	$243,045,938	$71,527,758

Net Assets Consist Of:
Paid in capital	$49,052,131	$216,663,337	$69,659,075
Undistributed net investment income (loss)	(249,973)	1,977,889	540,964
Accumulated net realized gain (loss) from security transactions	(2,299,051)	8,435,974	186,143
Net unrealized appreciation on investments	9,677,302	15,968,738	1,141,576
NET ASSETS	$56,180,409	$243,045,938	$71,527,758

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2017

	HCM Tactical		HCM Dividend		HCM Income Plus
	Growth Fund		Sector Plus Fund		Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$51,915,797		$219,217,668		$68,026,965
Shares of beneficial interest outstanding	4,460,103		17,113,812		6,575,557
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$11.64		$12.81		$10.35
Maximum offering price per share (maximum sales charge of 5.75%)	$12.35		$13.59		$10.98

Class I Shares:
Net Assets	$12		$14
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.65	*	$12.81	*

Class R Shares:
Net Assets	$12		$14
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.65	*	$12.81	*

Class A1 Shares:
Net Assets			$500,598
Shares of beneficial interest outstanding			39,122
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$12.80
Maximum offering price per share (maximum sales charge of 5.75%)			$13.58

Investor Class Shares:
Net Assets	$4,264,588		$23,327,644		$3,500,793
Shares of beneficial interest outstanding	371,607		1,841,345		339,477
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.48		$12.67		$10.31

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS
For the Year Ended and Period Ended June 30, 2017

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund *
INVESTMENT INCOME
Dividends	$412,030	$7,316,010	$1,205,306
Interest	2,416	15,216	3,931
TOTAL INVESTMENT INCOME	414,446	7,331,226	1,209,237

EXPENSES
Investment advisory fees	464,307	1,945,985	290,502
Interest Expense on line of credit fees	—	920,073	—
Distribution (12b-1) fees:
Class A	89,457	359,989	74,773
Class A1	—	831	—
Investor Class	13,616	128,776	6,700
Administrative services fees	36,859	130,940	19,923
Transfer agent fees	32,655	48,520	23,021
Registration fees	32,129	32,129	31,855
Accounting services fees	21,341	52,681	9,056
Audit fees	19,363	19,300	16,691
Legal fees	16,781	11,047	9,761
Compliance officer fees	13,469	14,711	6,261
Trustees fees and expenses	12,463	10,562	8,706
Custodian fees	6,689	24,465	4,224
Non 12b-1 shareholder servicing	5,699	17,436	—
Printing and postage expenses	5,254	29,857	5,661
Insurance expense	1,192	2,934	1,741
Other expenses	4,134	8,202	3,483
TOTAL EXPENSES	775,408	3,758,438	512,358
Plus: Expenses recaptured by the Adviser	—	10,194	—
Less: Expenses waived by the Adviser	(24,314)	—	—

NET EXPENSES	751,094	3,768,632	512,358
NET INVESTMENT INCOME (LOSS)	(336,648)	3,562,594	696,879

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from security transactions	1,590,312	16,179,063	186,143
Net change in unrealized appreciation on investments	8,709,740	10,315,402	1,141,576

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,300,052	26,494,465	1,327,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,963,404	$30,057,059	$2,024,598

*	The HCM Income Plus Fund commenced operations on November 9, 2016.

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
FROM OPERATIONS
Net investment loss	$(336,648)	$(20,085)
Net realized gain (loss) from security transactions	1,590,312	(2,862,371)
Distributions of realized gains from underlying investment companies	—	5,555
Net change in unrealized appreciation on investments	8,709,740	757,943
Net increase (decrease) in net assets resulting from operations	9,963,404	(2,118,958)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(373,479)
Investor Class	—	(6,225)
Class R	—	— +
Class I	—	— +
Net decrease in net assets resulting from distributions to shareholders	—	(379,704)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	28,253,947	15,411,877
Investor Class	3,760,867	562,010
Net asset value of shares issued in reinvestment of distributions:
Class A	—	220,797
Investor Class	—	6,225
Class R	—	— +
Class I	—	— +
Redemption fee proceeds:
Class A	5,096	4,053
Investor Class	51	64
Payments for shares redeemed:
Class A	(11,657,976)	(11,834,029)
Investor Class	(228,656)	(106,351)
Net increase in net assets resulting from shares of beneficial interest	20,133,329	4,264,646

TOTAL INCREASE IN NET ASSETS	30,096,733	1,765,984

NET ASSETS
Beginning of Year	26,083,676	24,317,692
End of Year *	$56,180,409	$26,083,676
* Includes undistributed net investment loss of:	$(249,973)	$(43,558)

+	Amount represents less than $0.50.

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
SHARE ACTIVITY
Class A:
Shares Sold	2,663,544	1,754,543
Shares Reinvested	—	24,397
Shares Redeemed	(1,134,335)	(1,351,688)
Net increase in shares of beneficial interest outstanding	1,529,209	427,252

Investor Class:
Shares Sold	343,246	63,923
Shares Reinvested	—	690
Shares Redeemed	(23,728)	(12,525)
Net increase in shares of beneficial interest outstanding	319,518	52,088

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
FROM OPERATIONS
Net investment income	3,562,594	$1,408,849
Net realized gain (loss) from security transactions	16,179,063	(1,922,396)
Net change in unrealized appreciation on investments	10,315,402	6,786,414
Net increase in net assets resulting from operations	30,057,059	6,272,867

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(5,449,376)	(1,025,924)
Class I	(1)	—	+
Class R	(1)	—	+
Class A1	(1)	—	+
Investor Class	(551,123)	(50,826)
From net investment income:
Class A	(2,156,142)	(571,302)
Class I	— +	—	+
Class R	— +	—	+
Class A1	— +	—	+
Investor Class	(189,586)	(22,930)
Net decrease in net assets resulting from distributions to shareholders	(8,346,230)	(1,670,982)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	150,996,455	52,998,922
Class A1	787,797	—
Investor Class	21,373,080	3,543,647
Net asset value of shares issued in reinvestment of distributions:
Class A	4,535,230	826,342
Class I	1	—	+
Class R	1	—	+
Class A1	1	—	+
Investor Class	736,957	70,189
Redemption fee proceeds:
Class A	18,337	17,420
Investor Class	758	824
Payments for shares redeemed:
Class A	(32,985,431)	(18,867,134)
Class A1	(291,771)	—
Investor Class	(3,469,560)	(490,700)
Net increase in net assets resulting from shares of beneficial interest	141,701,855	38,099,510

TOTAL INCREASE IN NET ASSETS	163,412,684	42,701,395

NET ASSETS
Beginning of Year	79,633,254	36,931,859
End of Year *	$243,045,938	$79,633,254
* Includes undistributed net investment income of:	$1,977,889	$793,816

+	Amount represents less than $0.50.

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
SHARE ACTIVITY
Class A:
Shares Sold	12,376,968	5,228,676
Shares Reinvested	368,119	87,259
Shares Redeemed	(2,700,395)	(1,886,123)
Net increase in shares of beneficial interest outstanding	10,044,692	3,429,812

Class A1:
Shares Sold	62,908	—
Shares Redeemed	(23,787)	—
Net increase in shares of beneficial interest outstanding	39,121	—

Investor Class:
Shares Sold	1,755,004	349,984
Shares Reinvested	60,209	7,420
Shares Redeemed	(282,310)	(48,963)
Net increase in shares of beneficial interest outstanding	1,532,903	308,441

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2017 *
FROM OPERATIONS
Net investment income	$696,879
Net realized gain from security transactions	186,143
Net change in unrealized appreciation on investments	1,141,576
Net increase in net assets resulting from operations	2,024,598

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(184,665)
Investor Class	— +
Net decrease in net assets resulting from distributions to shareholders	(184,665)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	73,678,385
Investor Class	3,559,469
Net asset value of shares issued in reinvestment of distributions:
Class A	102,176
Redemption fee proceeds:
Class A	14,218
Investor Class	546
Payments for shares redeemed:
Class A	(7,571,959)
Investor Class	(95,010)
Net increase in net assets resulting from shares of beneficial interest	69,687,825

TOTAL INCREASE IN NET ASSETS	71,527,758

NET ASSETS
Beginning of Period	—
End of Period ^	$71,527,758
^ Includes undistributed net investment income of:	$540,964

SHARE ACTIVITY
Class A:
Shares Sold	7,307,960
Shares Reinvested	10,228
Shares Redeemed	(742,631)
Net increase in shares of beneficial interest outstanding	6,575,557

Investor Class:
Shares Sold	348,744
Shares Redeemed	(9,267)
Net increase in shares of beneficial interest outstanding	339,477

*	The HCM Income Plus Fund commenced operations on November 9, 2016.

+	Amount represents less than $0.50.

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENT OF CASH FLOWS
For the Year Ended June 30, 2017

Cash flows from operating activities:
Net increase in net assets resulting from operations	$30,057,059
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(370,019,806)
Proceeds from sales	197,570,224
Purchases of short term investments, net	(1,552,656)
Net realized gains from investments	(16,179,063)
Net change in unrealized (appreciation) depreciation from investments	(10,315,402)

Changes in assets and liabilities (Increase)/Decrease in assets:
Dividends and Interest Receivable	(592,437)
Receivable for Fund Shares Sold	(439,453)
Prepaid Expenses and Other Assets	(115,158)
Increase/(Decrease) in liabilities:
Payable to Related Parties	4,711
Payable for Securities Purchased	(3,042,344)
Payable for Fund Shares Redeemed	(120,852)
Accrued Advisory Fees	151,010
Distribution Fee Payable	45,196
Other Accrued Expenses Payable	104,972
Net cash used in operating activities	(174,443,999)

Cash flows from financing activities:
Increase in line of credit	41,107,469
Proceeds from shares sold	173,157,332
Payment on shares redeemed	(36,746,762)
Cash distributions paid	(3,074,040)
Net cash provided by financing activities	174,443,999

Net increase in cash	—
Cash at beginning of year	—
Cash at end of year	$—

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of:
Reinvestment of dividends	$5,272,190

Interest Paid	$920,073

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Period Ended
Class A	June 30, 2017	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$8.75	$9.71		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.09)	(0.00	) (9)	0.01
Net realized and unrealized gain (loss) on investments	2.98	(0.83)		(0.29)
Total from investment operations	2.89	(0.83)		(0.28)

Less distributions from:
Net investment income	—	—		(0.01)
Net realized gains	—	(0.13)		—
Total distributions	—	(0.13)		(0.01)
Paid-in-Capital From Redemption Fees (9)	0.00	0.00		0.00
Net asset value, end of period	$11.64	$8.75		$9.71
Total return (3)	33.03%	(8.55)%		(2.77	)% (8)
Net assets, at end of period (000s)	$51,916	$25,631		$24,318
Ratio of gross expenses to average net assets (4)(5)(6)	2.06%	2.26%		2.52%
Ratio of net expenses to average net assets (5)(6)	1.99%	1.99%		1.99%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(0.87)%	(0.04)%		0.15%
Portfolio Turnover Rate	67%	238%		247	% (8)

(1)	The HCM Tactical Growth Fund’s Class A shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Period Ended
Class I	June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.02	0.07	0.00	(10)
Net realized and unrealized gain (loss) on investments	2.87	(0.90)	(0.28)
Total from investment operations	2.89	(0.83)	(0.28)

Less distributions from:
Net realized gains	—	(0.13)	—
Total distributions	—	(0.13)	—
Net asset value, end of period	$11.65	$8.76	$9.72
Total return (3)	32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)	1.81%	2.01%	2.27%
Ratio of net expenses to average net assets (5)(6)	1.74%	1.74%	1.74%
Ratio of net investment loss to average net assets (5)(6)(7)	(0.62)%	(0.29)%	(0.10)%
Portfolio Turnover Rate	67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class I shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Period Ended
Class R	June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.02	0.10	0.00	(10)
Net realized and unrealized gain (loss) on investments	2.87	(0.93)	(0.28)
Total from investment operations	2.89	(0.83)	(0.28)

Less distributions from:
Net realized gains	—	(0.13)	—
Total distributions	—	(0.13)	—
Net asset value, end of period	$11.65	$8.76	$9.72
Total return (3)	32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)	1.91%	2.11%	2.37%
Ratio of net expenses to average net assets (5)(6)	1.84%	1.84%	1.84%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(0.72)%	(0.19)%	0.00%
Portfolio Turnover Rate	67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class R shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Year Ended	Year Ended	Period Ended
Investor Class	June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$8.69	$9.72	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.18)	(0.09)	0.00	(10)
Net realized and unrealized gain (loss) on investments	2.97	(0.81)	(0.28)
Total from investment operations	2.79	(0.90)	(0.28)

Less distributions from:
Net realized gains	—	(0.13)	—
Total distributions	—	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	0.00	(10)	—
Net asset value, end of period	$11.48	$8.69	$9.72
Total return (3)	32.11%	(9.26)%	(2.80	)% (8)
Net assets, at end of period (000s)	$4,265	$453	$10	(9)
Ratio of gross expenses to average net assets (4)(5)(6)	2.81%	3.01%	3.27%
Ratio of net expenses to average net assets (5)(6)	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(1.62)%	(1.09)%	0.90%
Portfolio Turnover Rate	67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Investor Class shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended		Period Ended
Class A	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.29		0.27		0.06
Net realized and unrealized gain on investments	2.42		0.71		0.09
Total from investment operations	2.71		0.98		0.15

Less distributions from:
Net investment income	(0.20)		(0.12)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.70)		(0.33)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	—
Net asset value, end of period	$12.81		$10.80		$10.15
Total return (3)	25.37%		10.11%		1.50	% (8)(12)
Net assets, at end of period (000s)	$219,218		$76,321		$36,932
Ratio of gross expenses to average net assets (4)(5)(6)(13)	2.32	% (11)	2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(6)(14)	2.33	% (10)	2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.33%		2.70%		1.76%
Portfolio Turnover Rate	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)(6)	1.75%

(14)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.76%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended		Period Ended
Class I	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.18		0.37		0.00	(9)
Net realized and unrealized gain on investments	2.53		0.61		0.15
Total from investment operations	2.71		0.98		0.15

Less distributions from:
Net investment income	(0.20)		(0.12)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.70)		(0.33)		—
Net asset value, end of period	$12.81		$10.80		$10.15
Total return (3)	25.37%		10.11%		1.50	% (8)(13)
Net assets, at end of period (12)	$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(6)(14)	2.33	% (11)	2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(6)(15)	2.33	% (10)	2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.33%		2.70%		1.76%
Portfolio Turnover Rate	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class I shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)(6)	1.75%

(15)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.75%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended		Period Ended
Class R	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.38		0.39		0.00	(9)
Net realized and unrealized gain on investments	2.33		0.59		0.15
Total from investment operations	2.71		0.98		0.15

Less distributions from:
Net investment income	(0.20)		(0.12)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.70)		(0.33)		—
Net asset value, end of period	$12.81		$10.80		$10.15
Total return (3)	25.37%		10.11%		1.50	% (8)(13)
Net assets, at end of period (12)	$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(6)(14)	2.18	% (11)	2.04	% (11)	2.23%
Ratio of net expenses to average net assets (5)(6)(15)	2.18	% (10)	2.09	% (10)	1.84%
Ratio of net investment income to average net assets (5)(6)(7)(15)	2.56%		2.55%		1.61%
Portfolio Turnover Rate	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class R shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)(6)	1.60%

(15)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.60%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended		Period Ended
Class A1	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.24		0.36		0.00	(9)
Net realized and unrealized gain on investments	2.46		0.62		0.15
Total from investment operations	2.70		0.98		0.15

Less distributions from:
Net investment income	(0.20)		(0.12)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.70)		(0.33)		—
Net asset value, end of period	$12.80		$10.80		$10.15
Total return (3)	25.27%		10.11%		1.50	% (8)(13)
Net assets, at end of period (000s)	$501		$11	(12)	$10	(12)
Ratio of gross expenses to average net assets (4)(5)(6)(14)	2.48	% (11)	2.34	% (11)	2.53%
Ratio of net expenses to average net assets (5)(6)(15)	2.48	% (10)	2.39	% (10)	2.14%
Ratio of net investment income to average net assets (5)(6)(7)	1.89%		2.85%		1.91%
Portfolio Turnover Rate	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A1 shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)(6)	1.90%

(15)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.90%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended		Period Ended
Investor Class	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.74		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.19		0.18		0.00	(9)
Net realized and unrealized gain on investments	2.41		0.72		0.15
Total from investment operations	2.60		0.90		0.15

Less distributions from:
Net investment income	(0.17)		(0.10)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.67)		(0.31)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	—
Net asset value, end of period	$12.67		$10.74		$10.15
Total return (3)	24.49%		9.25%		1.50	% (8)(13)
Net assets, at end of period (000s)	$23,328		$3,313		$10	(12)
Ratio of gross expenses to average net assets (4)(5)(6)(14)	3.08	% (11)	2.94	% (11)	3.13%
Ratio of net expenses to average net assets (5)(6)(15)	3.08	% (10)	2.99	% (10)	2.74%
Ratio of net investment income to average net assets (5)(6)(7)	1.56%		3.44%		2.51%
Portfolio Turnover Rate	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Investor Class shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)(6)	2.50%

(15)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	2.50%

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
Class A	June 30, 2017 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.15
Net realized and unrealized gain on investments	0.26
Total from investment operations	0.41

Less distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Paid-in-Capital From Redemption Fees	0.00 (9)
Net asset value, end of period	$10.35
Total return (3)(8)	4.11%
Net assets, at end of period (000s)	$68,027
Ratio of gross expenses to average net assets (4)(5)(6)	1.66%
Ratio of net expenses to average net assets (5)(6)	1.66%
Ratio of net investment income to average net assets (5)(6)(7)	2.28%
Portfolio Turnover Rate (8)	26%

(1)	The HCM Income Plus Fund’s Class A shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
Investor Class	June 30, 2017 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.10
Net realized and unrealized gain on investments	0.27
Total from investment operations	0.37
Less distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Paid-in-Capital From Redemption Fees	0.00 (9)
Net asset value, end of period	$10.31
Total return (3)(8)	3.72%
Net assets, at end of period (000s)	$3,501
Ratio of gross expenses to average net assets (4)(5)(6)	2.41%
Ratio of net expenses to average net assets (5)(6)	2.41%
Ratio of net investment income to average net assets (5)(6)(7)	1.58%
Portfolio Turnover Rate (8)	26%

(1)	The HCM Income Plus Fund’s Investor Class shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2017

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), and HCM Income Plus (“HIP”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF and HDSPF investment objective is to seek long-term capital appreciation. HIP’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIP commenced operations on November 9, 2016.

HTGF, HDSPF and HIP offer Class A and Investor Class shares. HTGF and HDSPF also offer Class I and Class R shares. HDSPF also offers Class A1 shares. Class I and Class R shares are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2017

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2017

independent parties, the fair value team shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for each Fund’s assets measured at fair value:

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2017

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,026,044	$—	$—	$10,026,044
Exchange Traded Funds	44,085,826	—	—	44,085,826
Short-Term Investment	1,896,187	—	—	1,896,187
Total	$56,008,057	$—	$—	$56,008,057

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$299,405,066	$—	$—	$299,405,066
Short-Term Investment	5,941,736	—	—	5,941,736
Total	$305,346,802	$—	$—	$305,346,802

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$69,367,704	$—	$—	$69,367,704
Short-Term Investment	2,069,659	—	—	2,069,659
Total	$71,437,363	$—	$—	$71,437,363

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with MUFG Union Bank, N.A. and BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of the

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2017

Fund’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the Interest Rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or 1M Libor plus 150 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. Average borrowings during the periods that the line of credit was in use and the average interest rate during the year ended June 30, 2017 were $44,215,988 and 2.62%, respectively. The largest outstanding borrowing during the year ended June 30, 2017 was $63,736,445. As of June 30, 2017, the Fund had $63,736,445 in borrowings outstanding at an effective rate of 2.62%.

Federal Income Taxes – The Funds have qualified and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2017

3.	INVESTMENT TRANSACTIONS

For the year and period ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$42,529,942	$24,906,839
HCM Dividend Sector Plus Fund	370,019,806	197,570,224
HCM Income Plus Fund	81,203,983	13,163,501

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF and 0.95% for HIP. For the year and period ended June 30, 2017, the Adviser earned investment advisory fees of $464,307, $1,956,179, and $290,502 for HTGF, HDSPF and HIP, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2017 for HTGF and HDSPF, respectively, and until October 31, 2018 for HIP, to waive a portion of its advisory fee and has agreed to reimburse HTGF, HDSPF and HIP for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	2.74%
HDSPF	1.99%	1.99%	1.84%	2.14%	2.74%
HIP	1.99%	N/A	N/A	N/A	2.74%

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and each Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause the each Fund’s expenses to exceed the expense limitation then in place or in place at time of waiver. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2017

expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement upon 60 days written notice to the Adviser. During the year and period ended June 30, 2017, the Adviser waived $24,314 in fees for HTGF and recaptured $10,194 in previously waived fees for HDSPF pursuant to the Waiver Agreements.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	6/30/2018	6/30/2019	6/30/2020
HTGF	$97,273	$68,934	$24,314

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, 0.25% and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class, Class I and Class R shares, respectively for HDSPF, and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIP and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class I and Class R shares are not currently accruing fees. During the year and period ended June 30, 2017, pursuant to the Plans, distribution fees for Class A shares and Investor Class shares are as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$89,457	$—	$13,616
HCM Dividend Sector Plus Fund	359,989	831	128,776
HCM Income Plus Fund	74,773	—	6,700

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of HTGF’s Class A shares for the year ended June 30, 2017, the Distributor received $3,434 from front-end sales charge of which $461 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A and Class A1 shares for the year ended June 30, 2017, the Distributor received $73,764 from front-end sales charge of which $10,160 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIP’s Class A shares for the period ended June 30, 2017, the Distributor received $1,363 from front-end sales charge of which $178 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2017

agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2017 and June 30, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	8,346,230	—	—	8,346,230
HCM Income Plus Fund	184,665	—	—	184,665

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$379,704	$—	$—	$379,704
HCM Dividend Sector Plus Fund	1,670,982	—	—	1,670,982
HCM Income Plus Fund	—	—	—	—

As of June 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$—	$(249,973)	$(1,838,192)	$—	$9,216,443	$7,128,278
HCM Dividend Sector Plus Fund	11,027,748	—	—	—	—	15,354,853	26,382,601
HCM Income Plus Fund	727,107	—	—	—	—	1,141,576	1,868,683

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (losses), and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The HCM Tactical Growth Fund incurred and elected to defer such late year losses of $249,973.

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2017

At June 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
HCM Tactical Growth Fund	$1,838,192	$—	$1,838,192
HCM Dividend Sector Plus Fund	—	—	—
HCM Income Plus Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, and tax adjustments for real estate investment trusts resulted in reclassification for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
HCM Tactical Growth Fund	$(130,233)	$130,233	$—
HCM Dividend Sector Plus Fund	—	(32,793)	32,793
HCM Income Plus Fund	(28,750)	28,750	—

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year and period ended June 30, 2017, HTGF, HDSPF, and HIP assessed $5,147, $19,095, and $14,764 respectively, in redemption fees.

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there were no subsequent events requiring adjustment and/or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of HCM Tactical Growth Fund and HCM Dividend Sector Plus Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of HCM Tactical Growth Fund, a series of the Northern Lights Fund Trust III, as of June 30, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from July 30, 2014 (commencement of operations) through June 30, 2015. We have also audited the accompanying statement of assets and liabilities, including the portfolio of investments, of HCM Dividend Sector Plus Fund, a series of the Northern Lights Fund Trust III (collectively, the Funds), as of June 30, 2017, the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for the two years in the period then ended and the financial highlights for the two years in the period then ended and for the period March 11, 2015 (commencement of operations) through June 30, 2015. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of HCM Tactical Growth Fund and HCM Dividend Sector Plus Fund as of June 30, 2017, and the results of their operations and HCM Dividend Sector Plus Fund’s cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the periods from each Funds’ commencement of operations through June 30, 2015 in conformity with accounting principles generally accepted in the United States of America.

/s/ RSM US LLP

Denver, Colorado

August 29, 2017

Report of Independent Registered Public Accounting Firm

Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of HCM Income Plus Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of HCM Income Plus Fund (the Fund), a series of the Northern Lights Fund Trust III, as of June 30, 2017, the related statements of operations, changes in net assets, and the financial highlights for the period November 9, 2016 (commencement of operations) through June 30, 2017 (collectively, the financial statements). These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of HCM Income Plus Fund as of June 30, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period November 9, 2016 (commencement of operations) through June 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

/s/ RSM US LLP

Denver, Colorado

August 29, 2017

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	1/1/17	6/30/2017	1/1/17 - 6/30/17	1/1/17 - 6/30/17
HCM Tactical Growth Fund - Class A	$1,000.00	$1,144.50	$10.58	1.99%
HCM Tactical Growth Fund - Class I	1,000.00	1,144.40	9.25	1.74%
HCM Tactical Growth Fund - Class R	1,000.00	1,144.40	9.78	1.84%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,141.20	14.55	2.74%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,056.10	11.90	2.33%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,054.40	12.91	2.53%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,056.10	11.90	2.33%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,056.10	11.13	2.18%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,052.30	11.11	3.08%

HCM Income Plus - Class A	1,000.00	1,039.20	8.37	1.66%
HCM Income Plus - Investor Class	1,000.00	1,035.10	12.14	2.41%

The HCM Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2017

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	1/1/17	6/30/17	1/1/17 - 6/30/17	1/1/17 - 6/30/17
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,014.93	$9.94	1.99%
HCM Tactical Growth Fund - Class I	1,000.00	1,016.17	8.70	1.74%
HCM Tactical Growth Fund - Class R	1,000.00	1,015.67	9.20	1.84%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,011.21	13.66	2.74%
HCM Dividend Sector Plus Fund - Class A	1,000.00	1,013.24	11.63	2.33%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,012.25	12.62	2.53%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,013.24	11.63	2.33%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,013.98	10.89	2.18%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,009.52	10.86	3.08%
HCM Income Plus - Class A ***	1,000.00	1,016.56	8.30	1.66%
HCM Income Plus - Investor Class ***	1,000.00	1,012.84	12.03	2.41%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
JUNE 30, 2017

Renewal of Advisory Agreement – HCM Dividend Sector Plus Fund and HCM Tactical Growth Fund*

In connection with a meeting held on February 16th and 17th, 2017, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Howard Capital Management, Inc (“HCM”) and the Trust, with respect to the HCM Dividend Sector Plus Fund (“HCM DSP”) and HCM Tactical Growth Fund (“HCM TG” and collectively, the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Funds, and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Quality and Extent of Services.

The Board reviewed HCM’s investment process, which employed a proprietary tool (the “HCM Buyline”) to quantitatively measure the strength of the market by analyzing ETFs, mutual funds, and small-, mid-, and large-cap stocks for possible inclusion in the Funds. The Board noted that HCM supplemented the HCM Buyline with third-party research on interest rates, international market analysis and macroeconomic factors. The Board appreciated HCM’s solid risk management culture and sound compliance program. The Board noted that HCM’s risk management program was designed to minimize large drawdowns by actively monitoring positions, moving the portfolio out of the market and into cash or cash equivalents or into better-performing asset classes and utilizing stop-loss order protections. The Board explained that HCM monitored compliance with the Funds’ investment limitations by inputting the investment guidelines directly into the models and performed regular trade checks. The Board noted that broker-dealer selection was reviewed periodically to confirm best execution and that HCM reported no material compliance or litigation issues since the advisory agreement was last approved. The Board noted that HCM’s operation had adequate resources to service the Funds and concluded that HCM should continue to provide quality service to the Funds and their shareholders.

Performance.

HCM DSP – The Board reviewed performance data for HCM DSP. The Board noted that in the one-year period, the HCM DSP returned an impressive 32.04%, significantly outperforming its peer group median, Morningstar Large Value category and its benchmark, the Russell 1000

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
JUNE 30, 2017

Value Total Return. The Trustees acknowledged that HCM DSP received a top-quartile ranking in the one-year period. The Board found that since inception, HCM DSP had returned a respectable 16.61%. They acknowledged that, for 2016, the Wall Street Journal Category Kings had ranked HCM DSP second among equity/income funds and the Business Daily ranked HCM DSP ninth. The Board concluded that HCM was able to minimize risk by diversifying the portfolio into dividend paying stocks in ten S&P 500 sectors and was well-positioned to take advantage of the post-election rally in November 2016. The Board concluded that the performance of HCM DSP was more than satisfactory.

HCM TG – The Board reviewed performance data for HCM TG, noting that HCM TG had significantly outperformed its peer group median with less volatility, but lagged behind the Morningstar Large Value category and its benchmark, the S&P 500 TR. The Board discussed HCM’s contention that its Morningstar category and benchmark were inadequate comparisons. The Board noted that HCM believed that the Morningstar multi-asset category was a better comparison for HCM TG than the large value category because of HCM TG’s “go anywhere” approach, and that the HFRX Index would have been a better benchmark. The Board acknowledged that HCM TG would have outperformed the HFRX Index in the one-year period. However, the Board also found that since inception in July 2014, HCM TG had underperformed its peer group, Morningstar category and benchmark due to poor performance in the energy sector in 2015. The Board commented that HCM TG can be very concentrated at times and therefore can underperform in shorter-term periods, but the Board conceded that in the long term, it appeared that the adviser had been effective in limiting large drawdowns and taking advantage of sustained momentum. The Board concluded that HCM should continue to provide reasonable results.

Fees and Expenses.

HCM DSP – The Board noted that HCM’s advisory fee of 1.25% was greater than the median advisory fee of its peer group and was nearly double the median of its Morningstar category. Similarly, the Board noted that HCM’s net expense ratio of 2.24% was well above the peer group median of 0.99% and nearly double the Morningstar category median of 0.78%. The Board considered HCM’s explanation that its higher fees were justified by the labor-intensive proprietary research and that a concentrated fund required more active management. The Board discussed this and other factors, and concluded that the advisory fee was not unreasonable.

HCM TG – The Board noted that HCM’s advisory fee of 1.25% was on the higher end of the advisory fees in its peer group and was nearly double the 0.65% median of its Morningstar category. Similarly, the Board noted that HCM’s net expense ratio of 1.74% was well above the Morningstar category median of 0.78%, but more in line with the peer group median of 1.25%. The Board considered HCM’s explanation that HCM TG is dissimilar from the funds in its peer group, that HCM’s higher fees were justified by the labor-intensive proprietary research and that a concentrated fund, like HCM TG, required more active management. The Board discussed this and other factors, and concluded that the advisory fee was not unreasonable.

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
JUNE 30, 2017

Economies of Scale.

The Board discussed the size of the Funds and their prospects for growth. The Board noted HCM’s goal of doubling the Funds’ assets over the next year. The Board reasoned that that neither of the Funds had yet achieved meaningful economies justifying breakpoints, but noted that a representative of HCM agreed to discuss the implementation of breakpoints as the Funds grow and the firm may begin achieve economies of scale related to its operation. The Board agreed to monitor and readdress the issue at the appropriate time.

Profitability.

The Board reviewed the profitability analysis in connection with the operation of the Funds provided by HCM. They observed that HCM realized a modest profit from the Funds both in terms of percentage of revenue and actual dollars. The Board agreed that, even if the Funds’ asset levels outpaced HCM’s expectations, it would likely not cause HCM’s expected profitability to be unreasonably out-of-line related to the services provided to the Funds. After further discussion, the Board concluded that HCM’s level of profitability on a per Fund basis was not excessive.

Conclusion.

Having requested and reviewed such information from HCM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that each advisory fee paid by the Funds were not unreasonable and that renewal of the Advisory Agreements was in the best interests of the Funds and their shareholders.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2017

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	3	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	3	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (September 1975 to September 2011).	3	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012-2015); Member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	3	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	3	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

*	As of June 30, 2017, the Trust was comprised of 35 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/17-NLFT III-v1

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30 , 2017

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Brian Curley* 80 Arkay Drive, Hauppauge, NY 11788 1970	President**/ Treasurer	February 2017 and 2013, respectively, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012 - 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 - 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 - 2008).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	November 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014 - 2017), Staff Attorney, Gemini Fund Services, LLC (2013 - 2014), Law Clerk, Gemini Fund Services, LLC (2009 - 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006 - 2008).
William Kimme 17605 Wright Street, Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009 - 2011); Assistant Director, FINRA (2000 - 2009).

*	Mr. Curley was elected President of the Trust, effective February 24, 2017.

**	James Ash resigned from his position as President of the Trust effective February 24, 2017

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464.

6/30/17-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Howard Capital Management, Inc.
555 Sun Valley Drive, Suite B-4
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 – $43,500

2016 – $28,000

(b)	Audit-Related Fees

2017 – None

2016 – None

(c)	Tax Fees

2017 – $9,000

2016 – $5,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $0,000

2016 - $0,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 9/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 9/8/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/8/17